EVENTS AFTER THE REPORTING DATE	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING DATE

19.	EVENTS AFTER THE REPORTING DATE

Codere Online México

On July 10, 2024, Codere Online created the company Codere Online México S.A. de C.V. As of this date, the company has no employees nor has it engaged in any operating activity.

Codere Group’s Recapitalization

On October 15, 2024, Codere Group completed its previously announced recapitalization of approximately 90% of its debt. This involved converting over 1.2 billion euros of debt into equity of a new holding company and receiving a 60 million euro cash injection. As a result, Codere Group’s debt was reduced to 190 million euros, about 0.5 times its EBITDA for 2023. While this transaction had no direct implications for Codere Online, which sits outside of the Codere Group restricted group, this development marked the end of Codere Group’s protracted restructuring process and post-Covid financial issues, allowing it to focus anew on growth and long-term value generation. Based on the above, we have eliminated Codere Group’s restructuring from our Risk Factors and excluded any references to our ability to continue as a going concern which was included in prior reports.

Board Composition Changes

On December 12, 2024, the Board of Directors (the “Board”) of Codere Online Luxembourg, S.A. appointed Laurent Teitgen as a member of both the Board and the Audit Committee, effective immediately. Mr. Teitgen previously served as a member of the Board from November 2021 to June 2024 and brings further experience in the online gaming sector from NeoGames S.A., where he served as a member of both its board of directors and audit committee from April 2017 to April 2024.

Mr. Teitgen will fill one of the vacancies created by Taavi Davies and Claude Noesen, who resigned from their position as members of the Board (and Audit Committee in the case of Mr. Noesen) on December 9, 2024. Messrs. Davies and Noesen’s resignations were not due to any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

Auditors

On December 20, 2024, Marcum notified the Audit Committee of the Board of Directors of the Company (the “Audit Committee”) of its decision to resign as the Company’s independent registered public accounting firm. Marcum’s decision was a result of their inability to complete certain audit procedures (i.e. gather sufficient audit evidence) to establish completeness of information due to certain IT general control deficiencies with respect to the Company’s third-party supplied platforms and insufficient internal controls in place at the Company to overcome said deficiencies.

During the two most recent fiscal years ended December 31, 2023 and through the subsequent interim period up to and including the date of Marcum’s resignation, there were no “disagreements” (as that term is defined in Item 304(a)(1)(iv) of Regulation S-K, promulgated under the Exchange Act) between the Company and Marcum on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Marcum, would have caused them to make reference to the subject matter of the disagreement in connection with a report on the Company’s financial statements for those periods. During the two most recent fiscal years ended December 31, 2023 and through the subsequent interim period up to and including the date of Marcum’s resignation, there were reportable events as defined in Item 16F(a)(1)(v): the Company reported material weaknesses in internal control over financial reporting in 2022 and 2021 which primarily related to the lack of sufficient technical accounting and supervisory personnel who have the appropriate level of technical accounting experience and training, the lack of implementation of internal controls over internal and outsourced business processes and supporting systems and the lack of controls over cybersecurity processes outsourced to Codere Group.